Discontinued operations and assets and liabilities of disposal groups - Profit from discontinued operations, net of tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent assets or disposal groups classified as held for sale
Operating profit before tax	£ (642)	£ (1,663)	£ (1,625)
Profit from discontinued operations, net of tax	(635)	(1,683)	(1,544)
Other comprehensive profit	67
NWGH
Noncurrent assets or disposal groups classified as held for sale
Interest income			1
Interest expense	(17)	(4)	(7)
Net interest income	(17)	(4)	(6)
Other income	99	146	412
Total income	82	142	406
Operating expenses	(724)	(1,859)	(2,868)
(Loss)/profit before impairment losses	(642)	(1,717)	(2,462)
Impairment losses		(6)	(2)
Operating profit before tax	(642)	(1,723)	(2,464)
Tax credit/(charge)	7	(23)	84
Profit from discontinued operations, net of tax	£ (635)	(1,746)	(2,380)
UBIH
Noncurrent assets or disposal groups classified as held for sale
Interest income		482	487
Interest expense		(72)	(124)
Net interest income		410	363
Other income		122	141
Total income		532	504
Operating expenses		(584)	(341)
(Loss)/profit before impairment losses		(52)	163
Impairment losses		112	676
Operating profit before tax		60	839
Tax credit/(charge)		3	(3)
Profit from discontinued operations, net of tax		£ 63	£ 836